Offerings	Dec. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $.001 par value
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 29,426,169.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,063.76
Offering Note	Calculated on the basis of the pre-reverse split number of shares.

Pursuant to Rule 416 under the Securities Act of 1933, as amended, there is also being registered hereby such indeterminate number of additional shares of common stock as may be issued or issuable because of stock splits, stock dividends and similar transactions.

Based on the maximum number of shares of common stock, $0.001 par value (“Merger Shares”), of the registrant, Ryvyl Inc., a Nevada corporation (“Ryvyl”), issuable in connection with the business combination (the “Merger”) to be effectuated pursuant to an agreement and plan of merger by and among Ryvyl, RTB Digital, Inc., a Delaware corporation (“RTB”), and certain other parties named therein. The number of securities to be registered is based on the securities held by RTB securityholders, which will be converted into the right to receive the pro rata portion of up to 500,000,000 Merger Shares, as follows: (i) the aggregate number of issued and outstanding shares of RTB common stock prior to the Merger; (ii) the aggregate number shares of RTB common stock issuable upon the exercise of all RTB stock options outstanding as of immediately prior to the Merger and being assumed by Ryvyl under the terms of the merger agreement; (iii) the aggregate number of shares of RTB common stock issuable upon exercise of RTB warrants outstanding as of immediately prior to the Merger and exercised by RTB securityholders in accordance with their terms or as may be assumed pursuant to the terms of the merger agreement; and (iv) the aggregate number of shares of RTB common stock issuable upon conversion of RTB convertible notes as of immediately prior to the Merger and being assumed by Ryvyl under the terms of the merger agreement. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act of 1933, as amended. The registration fee is calculated based on the book value of the equity of RTB as of December 30, 2025, the latest practicable date for which such information is available.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $.001 par value
Amount Registered | shares	100,000,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Calculated on the basis of the pre-reverse split number of shares.

Additional Merger Shares of Ryvyl issuable in the Merger with RTB, due to a change in the calculation of the outstanding securities of RTB to be converted at the time of the Merger. The book value of RTB did not change as a result of this recalculation. Therefore, the additional 100,000,000 Merger Shares is included in the book value on which the fee was previously paid.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock $.001 par value
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	0.22
Maximum Aggregate Offering Price	$ 550,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 75.96
Offering Note	Calculated on the basis of the pre-reverse split number of shares.

Fee determined based on the closing market price of one share of common stock, divided by 35 to reflect the pre-reverse stock price of a share of common stock. Pursuant to Rule 416 under the Securities Act of 1933, as amended, there is also being registered hereby such indeterminate number of additional shares of common stock as may be issued or issuable because of stock splits, stock dividends and similar transactions. Represents shares of common stock to be issued to financial advisor.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock $.001 par value
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	0.21
Maximum Aggregate Offering Price	$ 525,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 72.51
Offering Note	Calculated on the basis of the pre-reverse split number of shares.

Fee determined based on the closing market price of one share of common stock, divided by 35 to reflect the pre-reverse stock price of a share of common stock. Pursuant to Rule 416 under the Securities Act of 1933, as amended, there is also being registered hereby such indeterminate number of additional shares of common stock as may be issued or issuable because of stock splits, stock dividends and similar transactions. Represents shares of common stock to be issued to financial advisor.